Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment

NOTE 7. PROPERTY, PLANT AND EQUIPMENT

	2020	2019
Cost	$6,563,206	$6,670,979
Accumulated depreciation	(4,090,523)	(3,921,516)
	$2,472,683	$2,749,463
Rig equipment	2,269,794	2,510,505
Rental equipment	27,359	34,437
Other equipment	27,318	38,604
Vehicles	4,978	7,796
Buildings	49,451	56,834
Assets under construction	60,572	67,740
Land	33,211	33,547
	$2,472,683	$2,749,463

Cost

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2018	$6,322,536	$130,463	$191,290	$45,456	$128,327	$84,561	$34,429	$6,937,062
Additions	18,436	—	976	224	415	139,835	—	159,886
Disposals	(69,945)	(19,982)	(4,708)	(6,014)	(58)	—	—	(100,707)
Reclassifications	150,674	—	1,197	—	—	(151,871)	—	—
Asset decommissioning	(4,364)	—	—	—	—	—	—	(4,364)
Effect of foreign currency exchange differences	(307,954)	(174)	(3,436)	(1,160)	(2,507)	(4,785)	(882)	(320,898)
Balance, December 31, 2019	6,109,383	110,307	185,319	38,506	126,177	67,740	33,547	6,670,979
Additions	10,375	—	350	—	—	50,810	—	61,535
Disposals	(78,028)	(4,664)	(3,990)	(2,789)	(3,053)	—	—	(92,524)
Reclassifications	55,322	—	521	—	—	(55,843)	—	—
Effect of foreign currency exchange differences	(71,285)	(619)	(1,196)	(367)	(846)	(2,135)	(336)	(76,784)
Balance, December 31, 2020	$6,025,767	$105,024	$181,004	$35,350	$122,278	$60,572	$33,211	$6,563,206

Accumulated Depreciation

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2018	$3,577,364	$86,471	$139,095	$32,754	$62,766	$—	$—	$3,898,450
Depreciation expense	289,056	7,473	13,023	3,521	7,663	—	—	320,736
Disposals	(33,929)	(17,933)	(3,274)	(4,768)	(58)	—	—	(59,962)
Asset decommissioning	(3,518)	—	—	—	—	—	—	(3,518)
Reversal of impairment of property, plant and equipment	(5,810)	—	—	—	—	—	—	(5,810)
Effect of foreign currency exchange differences	(224,285)	(141)	(2,129)	(797)	(1,028)	—	—	(228,380)
Balance, December 31, 2019	3,598,878	75,870	146,715	30,710	69,343	—	—	3,921,516
Depreciation expense	277,799	7,044	12,013	2,790	5,288	—	—	304,934
Disposals	(73,354)	(4,631)	(3,990)	(2,782)	(1,319)	—	—	(86,076)
Effect of foreign currency exchange differences	(47,350)	(618)	(1,052)	(346)	(485)	—	—	(49,851)
Balance, December 31, 2020	$3,755,973	$77,665	$153,686	$30,372	$72,827	$—	$—	$4,090,523

(a) Impairment Test

Precision reviews the carrying value of its long-lived assets for indications of impairment at the end of each reporting period. Due to the global economic slowdown and significant commodity price reductions in the first quarter of 2020, the Corporation identified indications of impairment in each of its CGU at March 31, 2020. Accordingly, the Corporation tested all CGUs for impairment as at March 31, 2020.

In performing its impairment tests, the Corporation used a discounted cash flow model. Projected cash flows covered a five-year period and were based on future expected outcomes taking into account existing term contracts, past experience and management’s expectation of future market conditions. The primary source of cash flow information was the Corporation’s budget and strategic plan, developed based on benchmark commodity prices and industry supply-demand fundamentals. At March 31, 2020, the Corporation completed impairment tests for each CGU and no impairment charges were identified.

At December 31, 2020, Precision reviewed each of its cash-generating units and did not identify indications of impairment and therefore, did not test its CGUs for impairment.

(b) Asset Disposals

Through the completion of normal course business operations, the Corporation sold used assets incurring gains or losses on disposal resulting in a gain on asset disposal of $12 million. For the period ended December 31, 2019, Precision recognized a $51 million gain on asset disposal which was mainly comprised by the following transactions.

Mexico

In 2019, Precision sold its Mexico-based drilling rigs and ancillary equipment, contained within its Contract Drilling Services segment, for total proceeds of US$48 million. Precision recognized a gain on asset disposal of US$24 million and reversed US$4 million of previous impairment charges.

Snubbing

In 2019, Precision disposed of certain snubbing units and related equipment, contained within the Completion and Production Services segment, for proceeds of $8 million resulting in a gain on asset disposal of $3 million.

(c) Decommissioned Drilling Rigs

In 2019, Precision incurred a $20 million loss on the decommissioning of certain drilling and ancillary equipment, contained within the Contract Drilling Services segment, that no longer met the Corporation’s High Performance technology standards.

(d) Change in Rig Components

In the fourth quarter of 2019, Precision performed its annual review of estimated useful lives, residual values and methods and components of depreciation of property, plant and equipment. Due to changes in the timing, nature and complexity of certain rig recertifications, the Corporation determined the associated costs represent a separate component of property, plant and equipment. This change was made prospectively.